COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 10,818	$ 42,136
2019	22,284	22,284
2020		0
2021		0
2022		0
Thereafter		0
Total	$ 33,102	$ 64,420